Mosaic Tax-Free Trust
Letter to Shareholders
March 31, 1999


Dear Shareholder:

The six-months ended March 31, 1999 saw positive returns for all six funds in the Mosaic Tax-Free Trust. Investors in municipal securities continued to find absolute yields at the lower end of historic ranges, as we continue to see very moderate inflation. Relatively low yields should not mask the more important statistic of real return (yield minus inflation), which continued at a healthy spread throughout this past six months. Total returns on longer-term securities were dampened during this period by a modest rise in interest rates. As interest rates rise, prices on existing bonds drop as they become relatively less attractive compared to new issues.

The semi-annual period ended March 31, 1999 was marked by an economy that continues to surprise many economists with its combination of above-average growth with very low inflation. Looking forward, we expect the domestic economy to continue to hum along at a moderate pace while inflation remains well behaved. From raw materials to labor costs to productivity, good news abounds on the inflation front. Meanwhile, rising interest rates threaten to slow mortgage-refinancing activity and dampen the housing market. The lone dark cloud on the inflation front is the recent jump in oil prices. However, this may prove positive for bond prices as expensive fuel acts as a de facto "tax" on consumers, slowing spending and acting as a drag on the economy.

It is interesting to note that during the prior three years the economy has exhibited surprisingly strong economic growth in the first quarter followed by a somewhat weaker second quarter. If this pattern continues, an economic slowdown over the next six months may provide the Federal Reserve with the opportunity to lower short-term interest rates again.

The municipal bond market outlook is not without risk, as nearly all sectors of the U.S. economy are showing solid growth, including manufacturing, which looks to be rebounding from a lackluster second half 1998. As the world watches the fighting in the Balkans, several Asian equity markets are showing early signs of recovery from last year's crisis conditions. The combined effects of stronger than anticipated domestic growth and moderating global financial stress have reduced the potential for further Federal Reserve easing at this time. However, the strong economy has allowed state and local governments to fill their coffers with record tax payments which have been used to fund many projects out of current cash as opposed to borrowing. In fact, municipal bond issuance was down 19 percent for the first quarter of this year. It is also important to note that municipalities have been able to use this unprecedented period of economic prosperity to improve their overall credit quality. Rating agency upgrades have exceeded downgrades for 14 straight quarters. The only sector that continues to show signs of credit deterioration is health care.

The municipal bond market posted a 1.49% total return for the six-month period as measured by the Lehman Brothers Municipal Bond Index.

Our response to this environment was to emphasize bond structure and credit quality. We have purchased bonds that will allow the Tax-Free Trust funds to participate in bull markets (falling interest rates) through price appreciation while still generating attractive levels of tax-free income. We are in the process of slightly shortening the duration and adding income to the portfolios to coincide with our belief that interest rates will be relatively stable in the near term. Credit spreads remain historically tight as investors stretch for what little yield differentials they can find. We believe that the risk/reward relationship for lower rated credits favors issuers rather than investors at this time. We currently like insured bonds with relatively high coupons and favorable call options.

NATIONAL FUND

The National Fund had a total return of 0.36% for the semi-annual period and the 30-day SEC yield was 3.50%. The duration of the portfolio was reduced to
7.77 years while the average credit quality was maintained at AA. The United States and its territories has issued $58 billion in municipal bonds year-to-date through the end of March which represents a 19% decrease in volume over the same period last year.

ARIZONA FUND

Arizona continues to enjoy a strong, well diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of 0.95% for the semi-annual period and the 30-day SEC yield was 3.56%. The duration of the portfolio was reduced to 7.57 years while he average credit quality remained at AA. Purchases during the period included Maricopa Industrial Development Authority single family mortgage and Maricopa IDA for Catholic Health Systems. Arizona ranked 27th in the country in terms of issuance on a year-to-date basis.

MISSOURI FUND

Missouri has a broad-based and diversified economy that is service-sector oriented. The State's general obligation bonds are rated AAA. The Fund had a total return of 0.37% for the semi-annual period and the 30-day SEC yield was 3.70%. The duration of the portfolio was reduced to 7.80 years while the average credit quality was maintained at AA. Purchases during the period included St. Louis Board of Education and Missouri Health and Education Authority for BJC Health Systems. Missouri ranked 31st in the country in terms of issuance on a year-to-date basis.

MARYLAND FUND

Maryland's economy is diversified among services, light manufacturing, and the federal government. The State's general obligation bonds are rated AAA. The Fund had a total return of 0.80% for the semi-annual period and the 30-day SEC yield was 3.71%. The duration of the portfolio was reduced to 7.76 years while the average credit quality continues to be AA. Purchases during the period included Maryland Health and Education Authority for Charity Obligation Group and Maryland Health and Education Authority for Johns Hopkins University. Maryland ranked 25th in the country in terms of issuance on a year-to-date basis.

VIRGINIA FUND

The Commonwealth of Virginia maintains a AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 0.72% for the semi-annual period and the 30-day SEC yield was 3.71%. The duration of the portfolio was reduced to 7.90 years while the average credit quality was maintained at AA. Purchases during the period included Henrico Water and Sewer Authority, Northern Virginia Transportation Authority, and the Pocahontas Parkway Association Toll Road Project. Virginia ranked 22nd in the country in terms of issuance on a year-to-date basis.

MONEY MARKET FUND

The fund continues to provide a high degree of liquidity and safety of principal. As of March 31, 1999, the fund's seven-day yield was 2.37% which is equivalent to a taxable yield of 3.71% for an investor in the 36% federal tax bracket. The average maturity of the fund stood at 37 days at the end of March 1998.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President

Arizona Fund
Portfolio of Investments - March 31, 1999 (unaudited)

Credit Rating*                                                                 Principal
Moody's   S&P                                                                  Amount     Value
               LONG TERM MUNICIPAL BONDS: 98.4% of Net Assets

               EDUCATION: 4.9%
Aa2     nr     Arizona Educational Loan Marketing Corporation, Student Loan
               Revenue (AMT), 7%, 3/1/03                                     $  400,000   $  429,500

               ELECTRIC: 9.7%
Baa1    BBB+   Puerto Rico Electric Power Authority, Power Revenue, 5%, 7/1/28   400,000     392,500
Aa2     AA     Salt River Project Agriculture Improvement & Power Distribution,
               Electrical System Revenue, 4.75%, 1/1/17                          425,000     412,250

               GENERAL OBLIGATION: 38.4%
Aaa     AAA    Chandler (FGIC Insured), 7%, 7/1/12                               300,000     321,375
Aaa     AAA    Maricopa County Unified High School District # 216 (FGIC
               Insured), 6.7%, 7/1/11                                            110,000     114,675
Aaa     AAA    Maricopa County School District #14 (Creighton) (FSA Insured),
               5.3%, 7/1/09                                                      300,000     323,250
Aa3     AA     Maricopa County Unified High School District #210 (Phoenix),
               5.375%, 7/1/13                                                    400,000     434,000
A1      A+     Maricopa County School District #6 (Washington), 4.875%, 7/1/10   400,000     408,000
Aaa     AAA    Maricopa County School District #80 (Chandler) (FGIC Insured),
               6.25%, 7/1/11                                                     310,000     359,600
Aaa     AAA    Mohave County Elementary School District #16 (Mohave Valley)
               (MBIA Insured), 5.375%, 7/1/13                                    425,000     443,063
Baa1     A     Puerto Rico Commonwealth, Public Improvement, 4.5%, 7/1/23        400,000     369,000
Aa1     AA+    Phoenix, 5%, 7/1/19                                               430,000     430,537

               HOSPITAL: 7.3%
#Aaa    AAA    Arizona Health Facilities Authority, Hospital Revenue (Phoenix
               Baptist Hospital) (MBIA Insured) (Escrowed to Maturity), 6.25%,
               9/1/11                                                            200,000     216,500
A2      A      Maricopa County Industrial Development Authority Health
               Facilities Revenue (Catholic Healthcare West), 5.00%, 7/1/21      400,000     388,500

               HOUSING: 9.1%
Aaa     nr     Maricopa County Industrial Development Authority, Single Family
               Mortgage Revenue (AMT) (GNMA Collateralized), 4.3%, 12/1/06       225,000     224,719
nr     AAA     Phoenix Industrial Development Authority, Mortgage Revenue (Chris
               Ridge) (FHA Insured), 6.75%, 11/1/12                              500,000     533,750

               INDUSTRIAL DEVELOPMENT: 3.8%
nr     AA-     Mohave County Industrial Development Authority Industrial
               Development Revenue (Citizens Utilities), 7.05%, 8/1/20           300,000     314,340

               REVENUE: 10.2%
Aaa     AAA    Puerto Rico Commonwealth Infrastructure Financing Authority
               (AMBAC Insured), 5%, 7/1/28                                       400,000     399,500
Aaa     AAA    Scottsdale Preservation Authority, Excise Tax (FGIC Insured),
               5.625%, 7/1/22                                                    425,000     447,312

               TRANSPORTATION: 6.8%
Aaa     AAA    Flagstaff, Street and Highway User Revenue, Junior Lien (FGIC
               Insured), 5.9%, 7/1/10                                            500,000     567,500

               WATER AND SEWER: 8.2%
Aaa     AAA    Chandler, Water and Sewer Revenue (FGIC Insured), 6.75%, 7/1/06   250,000     268,125
Aaa     AAA     Peoria, Water and Sewer Revenue (FGIC Insured), 4%, 7/1/18        75,000     416,219

                    TOTAL INVESTMENTS (Cost $7,787,112)                                   $8,214,215

               CASH AND RECEIVABLES LESS LIABILITIES: 1.6% of Net Assets                     131,953

               NET ASSETS: 100%                                                           $8,346,168


Maryland Fund
Portfolio of Investments - March 31, 1999 (unaudited)

Credit Rating*                                                                Principal
Moody's   S&P                                                                    Amount     Value
               LONG TERM MUNICIPAL BONDS: 97.6% of Net Assets

               EDUCATION: 13.7%
Aaa     AAA    Maryland State Health & Higher Educational Facilities Authority
               (Loyola College) (MBIA Insured), 5.375%, 10/1/26               $  100,000  $ 102,750
nr      BBB-   Maryland State Health & Higher Educational Facilities Authority
               (Green Acres), 5.3%, 7/1/28                                       100,000     98,125
Aaa     AAA    St. Mary's College, University Revenue (MBIA Insured), 5.55%,
               9/1/23                                                            100,000    103,500

               ELECTRIC: 5.0%
Baa1    BBB+   Puerto Rico Electric Power Authority, Power Revenue, 6%, 7/1/14   100,000    110,000

               GENERAL OBLIGATION: 18.5%
Aa      AA+    Anne Arundel County, Solid Waster Projects (AMT), 5.5%, 9/1/16    100,000    104,375
Aaa     AAA    Baltimore, Public Improvements (AMBAC Insured), 6%, 10/15/04      100,000    110,750
Baa1    A      Puerto Rico Commonwealth, Public Improvement, 4.5%, 7/1/23        100,000     92,250
Aaa     AAA    Prince George's County, Public Improvements (MBIA Insured),
               5.375%, 3/15/16                                                   100,000    104,250

               HOSPITAL: 15.6%
Baa2    nr     Maryland State Health & Higher Educational Facilities Authority
               (Kennedy Krieger), 5.125%, 7/1/22                                  75,000     73,125
Aaa     nr     Maryland State Health & Higher Educational Facilities Authority
               (Upper Chesapeake Hospitals) (FSA Insured), 5.125%, 1/1/38        100,000    100,125
Aa2     AA+    Maryland State Health & Higher Educational Facilities Authority
               (Charity Obligation Group-Series A), 4.25%, 11/1/07                75,000     74,625
Aaa     AAA    Maryland State Health & Higher Educational Facilities Authority
               (Johns Hopkins Medicine) (MBIA Insured), 5%, 7/1/33               100,000     98,250

               HOUSING: 4.7%
Aa2     nr     Maryland State Community Development Administration (Single-Family
               Housing) (AMT), 6.2%, 4/1/17                                      100,000    105,375

               LEASING: 10.7%
Aa      AA-    Maryland State Stadium Authority, Sports Facility Lease Revenue
               (AMT), 7.5%, 12/15/10                                             125,000    130,739
nr     AA      Montgomery County Revenue Authority, Lease Revenue (Human
               Services Headquarters Project), 5.6%, 8/1/14                      100,000    106,125

               POLLUTION CONTROL: 10.9%
A2     A       Anne Arundel County, Pollution Control Revenue (Baltimore Gas and
               Electric Company), 6%, 4/1/24                                     100,000    107,000
A1     A       Prince George's County, Pollution Control Revenue (Potomac
               Electric Power Company), 6.375%, 1/15/23                          125,000    135,000

               PUBLIC FACILITIES: 8.2%
Aaa    AAA     Baltimore Convention Center Revenue (MBIA Insured), 5%, 9/1/19     75,000     75,000
Aa2    AA-     Howard County, Special Facilities Revenue, 5.95%, 2/15/10         100,000    107,500

               TRANSPORTATION: 10.3%
Aa3    AA-     Baltimore, Port Facilities Revenue (Consolidated Coal Sales),
               6.5%, 10/1/11                                                     100,000    109,625
#Aaa   AAA     Maryland State Transportation Authority Transportation, Facilities
               Project Revenue (Escrowed to Maturity), 6.8%, 7/1/16              100,000    119,500

               TOTAL INVESTMENTS (Cost $2,067,995)                                       $2,167,989

               CASH AND RECEIVABLES LESS LIABILITIES: 2.4% of Net Assets                     53,299

               NET ASSETS: 100%                                                          $2,221,288


Missouri Fund
Portfolio of Investments - March 31, 1999 (unaudited)

Credit Rating*                                                                Principal
Moody's   S&P                                                                    Amount     Value
               LONG TERM MUNICIPAL BONDS: 94.8% of Net Assets

               AIRPORT: 4.2%
Aaa     AAA    St. Louis, Airport Revenue, Lambert-St. Louis International
               (FGIC Insured), 5.125%, 7/1/22                                $  500,000  $  503,125

               EDUCATION: 14.4%
A       nr     Missouri Higher Education Loan Authority, Student Loan Revenue,
               Subordinated Lien (AMT), 5.9%, 2/15/08                           500,000     513,750
Aa3     nr     Missouri State Health & Educational Facilities Authority,
               Revenue (Baptist College) (LOC-Allied Irish Bank, PLC), 5.15%,
               5/15/23                                                          500,000     488,125
Aa1     AA+    Missouri State Health & Educational Facilities Authority,
               Revenue (Washington University), 5%, 11/15/37                    250,000     243,750
Aaa     AAA    Missouri State Health & Educational Facilities Authority,
               Revenue (St. Louis University) (AMBAC Insured), 5.125%, 10/1/16  300,000     303,750
#Aaa    AAA    Missouri State Health & Educational Facilities Authority,
               Revenue (St. Louis University) (AMBAC Insured) (Prerefunded
               8/1/01 @ 102), 6.5%, 8/1/16                                      150,000     162,563

               ELECTRIC: 3.8%
Aaa     AAA    Sikeston, Electric Revenue (MBIA Insured), 6%, 6/1/14            400,000     458,000

               GENERAL OBLIGATION: 20.3%
Aa2     nr     Jefferson City School District, 6.7%, 3/1/11                     200,000     236,898
Aaa     AAA    Missouri State (Fourth State Building), 5.75%, 8/1/19            400,000     431,000
Aaa     AAA    Missouri State (Fourth State Building), 5.5%, 4/1/20             500,000     519,375
nr      AA     North Kansas City School District (Direct Deposit Program),
               5.25%, 3/1/12                                                    450,000     471,937
Baa1    A      Puerto Rico Commonwealth, Public Improvement, 4.5%, 7/1/23       500,000     461,250
Aaa     AAA    St. Louis, Board of Education (FGIC Insured), 5.5%, 4/1/10       275,000     300,781

               HOSPITAL: 22.4%
#Aaa    nr     Missouri State Health & Educational Facilities Authority,
               Facilities Revenue (Prerefunded 1/1/00 @ 102), 7.625%, 7/1/18     95,000      99,883
Aa2     AA     Missouri State Health & Educational Facilities Authority,
               Facilities Revenue (BJC Health System), 5%, 5/15/38              500,000     476,250
Aaa     AAA    Missouri State Health & Educational Facilities Authority,
               Facilities Revenue (Heartland Health System) (AMBAC Insured),
               6.35%, 11/15/17                                                  500,000     541,250
Aaa     AAA    Missouri State Health & Educational Facilities Authority,
               Facilities Revenue (SSM Health Care) (MBIA Insured), 5%, 6/1/18  250,000     248,125
#Aaa    nr     Missouri State Health & Educational Facilities Authority,
               Facilities Revenue (SSM Health Care) (MBIA Insured) (Prerefunded
               6/1/02 @ 102), 6.25%, 6/1/16                                       45,000     49,275
Aaa     nr     Missouri State Health & Educational Facilities Authority,
               Facilities Revenue (SSM Health Care) (MBIA Insured), 6.25%,
               6/1/16                                                            205,000    222,169
Aaa     AAA    Missouri State Health & Educational Facilities Authority,
               Facilities Revenue (Health Midwest) (MBIA Insured), 6.25%,
               2/15/22                                                           500,000    533,750
Aaa     nr     New Liberty Hospital District, Revenue (MBIA Insured), 5%,
               12/1/18                                                           500,000    496,250

               HOUSING: 6.3%
nr     AAA     Missouri State Housing Development Commission, Single-Family
               Mortgage Revenue (GNMA Collateralized) (FHA) (AMT), 7.75%, 6/1/22  50,000     52,000
nr     AAA     Missouri State Housing Development Commission, Single-Family
               Mortgage Revenue (GNMA Collateralized) (FHA) (AMT), 7.375%,
               8/1/23                                                            150,000    157,500
nr     #AAA    St. Louis County, Mortgage Revenue (Escrowed to Maturity) (AMT),
               5.65%, 2/1/20                                                     500,000    539,375

               LEASING AND OTHER FACILITIES: 21.4%
Aaa    AAA     Kansas City Municipal Assistance Corp., Lease Revenue (Capital
               Improvements) (AMBAC Insured), 5.2%, 1/15/06                   $  400,000 $  425,000
#Aaa   AAA     Kansas City Municipal Assistance Corp., Lease Revenue (H. Roe
               Bartle) (AMBAC Insured) (Prerefunded 4/15/01 @ 100), 6%, 4/15/20  500,000    524,375
nr     AA-     Missouri State Development Financial Board, Recreation Facilities
               Revenue (YMCA - Greater St. Louis) (LOC-NationsBank, N.A.), 5%,
               9/1/11                                                            250,000    254,375
Aa3     A+     Missouri State Regional Convention and Sports Complex Authority,
               5.5%, 8/15/13                                                     250,000    260,000
Aa3     A+     Missouri State Regional Convention and Sports Complex Authority,
               5.6%, 8/15/17                                                     250,000    258,125
A       A+     St. Louis County Regional Convention and Sports Complex Authority,
               5.5%, 8/15/13                                                     300,000    312,000
Aaa     AAA    St. Louis Parking Facilities Revenue (MBIA Insured), 5.375%,
               12/15/21                                                          500,000    514,375

               POLLUTION CONTROL REVENUE: 2.0%
A1      A+     St. Louis Industrial Development Authority, Pollution Control
               Revenue (Anheuser-Busch Co., Inc.), 6.65%, 5/1/16                 200,000    236,250

               LONG TERM MUNICIPAL BOND TOTAL                                            11,294,631

               SHORT TERM MUNICIPAL BONDS: 3.4% of Net Assets
nr     A-1+    Independence Missouri Industrial Authority Revenue, (Groves and
               Graceland) (LOC-Credit Local de France), 3.15%, 11/1/27^          200,000    200,000
VMIG1  nr      Missouri State Health & Education Facilities Authority (Drury
               College) (LOC-Chase Manhattan Bank), 3.20%, 8/15/21^              200,000    200,000

                    TOTAL INVESTMENTS (Cost $11,167,789)                                $11,694,631

               CASH AND RECEIVABLES LESS LIABILITIES: 1.8% of Net Assets                    215,299

               NET ASSETS: 100%                                                         $11,909,930


Virginia Fund
Portfolio of Investments - March 31, 1999 (unaudited)

Credit Rating*                                                                Principal
Moody's   S&P                                                                    Amount     Value
               LONG TERM MUNICIPAL BONDS: 95.0% of Net Assets

               AIRPORT: 4.9%
Aaa     AAA    Capital Regional Airport Commission, Airport Revenue (AMBAC
               Insured), 5.625%, 7/1/15                                     $  500,000   $ 528,750
Aaa     AAA    Metropolitan Washington DC Airports, Airport Revenue (MBIA
               Insured) (AMT), 6.625%, 10/1/12                                 500,000     546,250
Aaa     AAA    Metropolitan Washington DC Airports, Airport Revenue (FGIC
               Insured) (AMT), 7%, 10/1/18                                     500,000     529,375

               EDUCATION: 11.3%
A1      nr     Loudoun County Industrial Development Authority, Facilities
               Revenue (George Washington University), 6.25%, 5/15/22       $  500,000   $ 532,500
nr      A-     Lynchburg Industrial Development Authority, Facilities Revenue
               (Randolph-Macon Women's College), 5.875%, 9/1/13                500,000     521,250
nr     #AAA    Virginia College Building Authority, Facilities Revenue
               (Marymount University) (Prerefunded 7/1/02 @ 102), 7%, 7/1/22   350,000     389,813
Aa2     AA     Virginia College Building Authority, Facilities Revenue
               (Washington and Lee University), 5.75%, 1/1/14                  230,000     244,950
#Aaa    AAA    Virginia College Building Authority, Facilities Revenue
               (Washington and Lee University) (Prerefunded 1/1/04 @ 102),
               5.75%, 1/1/14                                                   325,000     355,875
Aa2     AA     Virginia State Public School Authority, Revenue, 6.2%, 8/1/13   500,000     552,500
Aa2     AA     Virginia State Public School Authority, Special Obligation (York
               County), 5.9%, 7/15/13                                          500,000     545,000
A1     AA-     Virginia State Universities, University Revenue (Virginia
               Commonwealth University), 5.75%, 5/1/15                         500,000     531,875

               ELECTRICAL: 6.9%
Aaa     AAA    Halifax County Industrial Development Authority, Power Revenue
               (Old Dominion Electric) (MBIA Insured) (AMT), 6%, 12/1/22     1,000,000   1,051,250
Baa1    BBB+   Puerto Rico Electric Power Authority, Power Revenue, 5%,
               7/1/28                                                        1,250,000   1,226,562

               GENERAL OBLIGATION: 10.0%
Aa3     AA     Hampton (Prerefunded 1/15/05 @ 102), 6%, 1/15/08                500,000     555,000
A2      A      Henry County, 6%, 7/15/14                                       500,000     547,500
Aaa     AAA    Leesburg (AMBAC Insured) (Prerefunded 6/1/05 @ 102), 5.6%,
               6/1/15                                                          500,000     551,875
Aaa     AAA    Norfolk (MBIA Insured), 5.75%, 6/1/13                           500,000     538,750
Baa1    A      Puerto Rico Commonwealth, Public Improvement, 4.5%, 7/1/23    1,200,000   1,107,000

               HOSPITAL: 17.4%
Aaa     AAA    Danville Industrial Development Authority, Hospital Revenue
               (Danville Regional Medical Center) (FGIC Insured) (Prerefunded
               10/1/04 @ 101), 6.375%, 10/1/14                                 500,000     565,000
Aa2     AA     Fairfax County Industrial Development Authority (Inova Health
               System), 5.25%, 8/15/19                                       1,000,000   1,017,500
Aaa     AAA    Hanover County Industrial Development Authority (Bon Secours
               Health Systems) (MBIA Insured), 6%, 8/15/10                     640,000     720,000
A1      A+     Lynchburg Industrial Development Authority, Healthcare Revenue
               (Centra Health), 5.2%, 1/1/28                                 1,000,000     990,000
Aa2     AA     Norfolk Industrial Development Authority, Hospital Revenue
               (Sentara Hospitals), 6.5%, 11/1/13                            1,000,000   1,108,750
A3      nr     Petersburg Hospital Authority Revenue (Southside Regional
               Medical Center), 5.8%, 7/1/01                                   240,000     250,800
Aaa     nr     Prince William County Industrial Development Authority,
               Hospital Revenue (FSA Insured), 4.625%, 10/1/11                 500,000     498,125
Aaa     AAA    Roanoke Industrial Development Authority, Hospital Revenue
               (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17     500,000     568,750

               HOUSING: 1.9%
nr      AAA    Fairfax County Redevelopment & Housing Authority, Multi-Family
               Housing Revenue (Castel Lani Project) (FHA Insured) (AMT), 5.5%,
               4/1/28                                                          625,000     635,156

               INDUSTRIAL DEVELOPMENT: 8.0%
Baa2    nr     Amherst Industrial Development Revenue (Georgia-Pacific Corp.)
               (AMT), 5.25%, 2/1/11                                            500,000     498,750
Baa2    nr     Greensville County, Industrial Development Revenue (Georgia-
               Pacific Corp.), 5.3%, 8/1/14                                    500,000     498,125
Baa3    BBB    Peninsula Ports Authority, Coal Terminal Revenue (Dominion
               Terminal), 7.375%, 6/1/20                                     1,000,000   1,090,000
A1      A      Puerto Rico Industrial Revenue (Pepsico. Inc.), 6.25%,
               11/15/13                                                        500,000     545,000

               LEASING AND OTHER FACILITIES: 3.2%
nr      BBB    Fairfax County Park Authority, Recreational Facilities Revenue,
               6.625%, 7/15/14                                              $  500,000  $  541,250
Aa2     AA     Fairfax County Economic Development Authority, Lease Revenue
               (Government Center), 5.5%, 5/15/18                              500,000     511,875

               TRANSPORTATION: 14.9%
Aaa     AAA    Chesapeake Bay Bridge & Tunnel Revenue (MBIA Insured), 5%,
               7/1/22                                                        1,000,000     988,750
Aaa     AAA    Northern Virginia Transportation District Commuter Rail
               Revenue (Virginia Railway Express Project) (FSA Insured),
               5.375%, 7/1/14                                                1,000,000   1,055,000
Baa3    BBB-   Pocahontas Parkway Association, Toll Road Revenue, 5.5%,
               8/15/28                                                       1,000,000     990,000
Aaa     AAA    Virginia Port Authority (MBIA Insured) (AMT), 6%, 7/1/05        685,000     751,788
Aaa     AAA    Washington DC Metropolitan Area Transportation Authority
               (FGIC Insured), 6%, 7/1/07                                    1,000,000   1,118,750

               WATER & WASTE: 16.5%
Aaa     AAA    Augusta County Service Authority, Water & Sewer Revenue (MBIA
               Insured), 5%, 11/1/24                                         1,500,000   1,479,375
nr      BBB+   Charles City County Industrial Development Authority, Solid
               Waste Disposal Facility Revenue (Waste Management) (AMT),
               4.875%, 2/1/09                                                  500,000     495,625
Aa2     AA-    Henrico County Water & Sewer Revenue, 4%, 5/1/08                750,000     736,875
Aaa     AAA    Loudoun County Sanitation Authority, Water and Sewer Revenue
               (FGIC Insured), 6.25%, 1/1/16                                   500,000     541,250
Aaa     AAA    Prince William County, Water & Sewer Revenue (FGIC Insured),
               4.75%, 7/1/29                                                 1,000,000     946,250
Aaa     AAA    Upper Occoquan Sewer Authority, Sewer Revenue (MBIA Insured),
               4.75%, 7/1/29                                                 1,000,000     946,250
Baa3    BBB    West Point Industrial Development Authority, Waste Revenue
               (Chesapeake Corporation), 6.25%, 3/1/19                         250,000     265,312

                    LONG TERM MUNICIPAL BOND TOTAL                                     $31,210,381

               SHORT TERM MUNICIPAL BONDS: 2.7% of Net Assets
P-1     nr     Peninsula Ports Authority, Coal Terminal Revenue (Dominion
               Terminal) (LOC-Barclays Bank, PLC), 3.1%, 7/1/16^               400,000     400,000
Aaa     AAA    Virginia Port Authority Facilities Revenue (MBIA Insured)
               (AMT), 4.5%, 7/1/99                                             480,000     481,479

                    TOTAL INVESTMENTS (Cost $30,507,874)                               $32,091,860

               CASH AND RECEIVABLES LESS LIABILITIES: 2.3% of Net Assets                   752,311

               NET ASSETS: 100%                                                        $32,844,171


National Fund
Portfolio of Investments - March 31, 1999 (unaudited)

Credit Rating*                                                                Principal
Moody's   S&P                                                                    Amount     Value
               LONG TERM MUNICIPAL BONDS: 97.0% of Net Assets

               ARIZONA: 4.5%
Aa     AA     Arizona State Transportation Board, Highway Revenue, 6%, 7/1/08 $1,000,000 $ 1,130,000

               DISTRICT OF COLUMBIA: 3.8%
Aaa     AAA    District of Columbia Revenue, Smithsonian Institute, 5%, 2/1/28 1,000,000     952,500

               GEORGIA: 4.3%
Aaa     AAA    Georgia Municipal Electric Authority, Electric Revenue (MBIA
               Insured), 5.5%, 1/1/12                                          1,000,000   1,082,500

               ILLINOIS: 5.9%
Aaa     AAA    Regional Transportation  Authority, Transit Revenue (AMBAC
               Insured), 7.2%, 11/1/20                                        $  300,000  $  385,500
Aaa     AAA    University of Illinois, Certificate Participation, Utility
               Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09          1,000,000   1,101,250

               IOWA: 4.4%
#Aaa    AAA    Mason City, Hospital Facilities Revenue (Sisters of Mercy) (FSA
               Insured) (Prerefunded 8/15/01 @ 102), 7%, 8/15/14               1,000,000   1,095,000

               KANSAS: 2.3%
Aa2     AA+    Kansas State Department of Transportation, Highway Revenue,
               6.125%, 9/1/09                                                    500,000     572,500

               MASSACHUSETTS: 9.5%
Aa3     AA-    Massachusetts Bay Transportation Authority, Transit Revenue, 7%,
               3/1/14                                                          1,000,000   1,223,340
Aa3     A+     University of Massachusetts Building Authority Revenue, 6.625%,
               5/1/08                                                          1,000,000   1,172,500

               MINNESOTA: 1.9%
Aa2     AA+    Minnesota Housing Finance Agency, Housing Revenue (Single-Family
               Mortgage) (AMT), 6.25%, 7/1/26                                    460,000     486,450

               MISSISSIPPI: 6.3%
Aaa     AAA    Harrison County Wastewater Management District, Sewer Revenue
               (Wastewater Treatment Facilities-Series A) (FGIC Insured), 8.5%,
               2/1/13                                                            500,000     705,000
Aaa     AAA    Harrison County Wastewater Management District, Sewer Revenue
               (Wastewater Treatment Facilities-Series B) (FGIC Insured), 7.75%,
               2/1/14                                                            500,000     660,625
nr      AAA    South Panola School District, General Obligation (AMBAC Insured),
               6.5%, 5/1/04                                                      205,000     228,575

               MISSOURI: 0.8%
Aaa     AAA    Missouri State Health & Educational Facilities Authority,
               Educational Facilities Revenue (St. Louis University) (AMBAC
               Insured), 5.125%, 10/1/16                                         200,000     202,500

               NORTH CAROLINA: 4.0%
nr      AA     North Carolina Educational Facilities Financial Agency Revenue
               (St. Augustine's College), 5.25%, 10/1/28                       1,000,000   1,002,500

               PENNSYLVANIA: 4.9%
Aaa     AAA    Lehigh County General Purpose Authority, Hospital Revenue
               (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16             1,000,000   1,238,750

               PUERTO RICO: 3.7%
Baa1    A      Puerto Rico Commonwealth, Public Improvement, 4.5%, 7/1/23      1,000,000     922,500

               SOUTH CAROLINA: 4.7%
Aaa     AAA    Piedmont Municipal Power Agency Electrical Revenue (FGIC
               Insured), 6.5%, 1/1/16                                            855,000   1,004,625
#Aaa    AAA    Piedmont Municipal Power Agency Electrical Revenue (FGIC Insured)
               (Escrowed to Maturity), 6.5%, 1/1/16                              145,000     172,913

               TEXAS: 12.8%
Aa2     AA     Harris County, General Obligation, 6.5%, 8/15/15                  790,000     863,075
#Aaa    AAA    Texas Public Building Authority, Building Revenue (MBIA Inusred)
               (Escrowed to Maturity), 7.125%, 8/1/11                          1,000,000   1,205,000
Aaa     AAA    United Independent School District, General Obligation (PSF
               Guarantee), 7%, 8/15/05                                         1,000,000   1,161,250

               VIRGINIA: 14.9%
#Aaa    AAA    Charlottesville Industrial Development Authority, Hospital
               Revenue (Martha Jefferson) (AMBAC Insured) (Prerefunded 10/1/00
               @ 102), 7.375%, 10/1/20                                        $1,000,000 $ 1,077,500
Aaa     nr     Dinwiddie County Industrial Development Authority, Lease Revenue
               (County Courthouse Completion Project-Series C) (MBIA Insured),
               5%, 2/1/17                                                        300,000     296,625
Aaa     nr     Dinwiddie County Industrial Development Authority, Lease Revenue
               (County School Completion Project-Series A) (MBIA Insured), 5%,
               2/1/19                                                            365,000     362,262
Aa2     AA     Fairfax County Industrial Development Authority Revenue (Inova
               Health Systems) (MBIA Insured), 5.25%, 8/15/19                  1,000,000   1,017,500
Aaa     AAA    Hanover County Industrial Development Authority (Bon Secours
               Health Systems) (MBIA Insured), 6%, 8/15/10                       500,000     562,500
Aa1     AA+    Virginia State Housing Development Authority, Multifamily Housing
               Revenue, 6.65%, 11/1/13                                           400,000     435,500

               WASHINGTON: 8.3%
Aa1     AA+    King County, General Obligation, 5.25%, 1/1/14                  1,000,000   1,033,750
Aa3     AA-    Port Seattle, Revenue (AMBAC Insured) (AMT), 7.6%, 12/1/09        345,000     371,306
Aa3     AA-    Port Seattle, Revenue (AMBAC Insured) (AMT) (Prerefunded 12/1/00
               @ 102), 7.6%, 12/1/09                                             155,000     167,981
Aa1     AA     Washington State Public Power Supply, Electric Revenue (Nuclear
               Project Number 2), 4.9%, 7/1/05                                   500,000     518,750

                    LONG TERM MUNICIPAL BOND TOTAL                                       $24,412,527

               SHORT TERM MUNICIPAL BONDS: 1.2% of Net Assets
VMIG1   A-1+   New York, General Obligation (LOC-Morgan Guaranty Trust), 3.25%,
               8/1/17^                                                           300,000     300,000


                    TOTAL INVESTMENTS (Cost $23,160,804)                                 $24,712,527


               CASH AND RECEIVABLES LESS LIABILITIES: 1.8% of Net Assets                     448,655


               NET ASSETS: 100%                                                          $25,161,182


Money Market
Portfolio of Investments - March 31, 1999 (unaudited)

Credit Rating*                                                                Principal
Moody's   S&P                                                                    Amount     Value
               SHORT TERM MUNICIPAL SECURITIES: 97.8% of Net Assets

               FLORIDA: 8.0%
VMIG1     nr   Atlantic Beach Revenue (Fleet Landing) (LOC-Barnett Bank),
               3.25%, 10/1/24^                                               $  200,000   $ 200,000
VMIG1     nr   Eustis Health Facilities Authority Revenue (Waterman Medical
               Center), 2.95%, 12/1/15^                                         300,000     300,000

               ILLINOIS: 8.1%
nr     A1+     Illinois Development Finance Authority, Industrial Development
               Revenue (Field Container Corp.) (LOC-American National Bank &
               Trust), 3%, 12/1/99^                                             200,000     200,000
Aa2     AA     Illinois State, General Obligation, 5.6%, 10/1/99                200,000     202,490
Aaa     nr     Naperville, General Obligation, 4.2%, 12/1/99                    100,000     100,799

               INDIANA: 3.3%
Aa2     nr     Indianapolis, Marion County Public Library, 4.1%, 7/1/99         205,000     205,488

               IOWA: 4.8%
nr     SP1     Iowa Higher Education Loan Authority, Revenue Notes (Briar
               Cliff), 4.25%, 7/7/99                                            300,000      300,765

               KENTUCKY: 4.8%
P1     nr      Ashland Pollution Control Revenue (Ashland Oil Inc) (LOC-Suntrust
               Bank), 2.9%, 4/1/09^                                             300,000     300,000

               LOUISIANA: 11.3%
VMIG1  A1+     Louisiana Public Authority Hospital Revenue (Willis Knighton
               Medical Project) (AMBAC Insured) (SPA- Credit Local De France),
               3.1%, 9/1/23^                                                    200,000     200,000
VMIG1  A1+     New Orleans Aviation Board (MBIA Insured) (SPA- Credit Local De
               France), 3%, 8/1/16^                                             400,000     400,000
#Aaa   AAA     Tangipahoa Parish, School Board Sales & Use Tax (MBIA Insured)
               (Escrowed to Maturity), 8.6%, 5/1/99                             105,000     105,413

               MISSISSIPPI: 1.6%
Aa3     AA     Mississippi State, General Obligation, 5.6%, 12/1/99             100,000     101,664

               MISSOURI: 8.0%
VMIG1   nr     Columbia, Special Obligation (LOC-Toronto Dominion Bank), 2.95%,
               6/1/08^                                                          300,000     300,000
VMIG1   nr     Missouri State Health & Educational Facilities Authority,
               Educational Facilities Revenue (Drury College) (LOC-Chase
               Manhattan Bank), 3.2%, 8/15/21^                                  200,000     200,000

               NEBRASKA: 6.4%
VMIG1   AAA    Nebhelp, Inc. Revenue, Multiple Mode Student Loans (MBIA Insured)
               (SPA-Sallie Mae, 3.1%, 12/1/15^                                  400,000     400,000

               NEW YORK: 4.0%
#Aaa    AAA    Battery Park, City Authority Revenue (Prerefunded 5/1/99 @ 100),
               6.5%, 5/1/99                                                     250,000     250,539

               NORTH CAROLINA: 9.6%
VMIG1   A1+    Greensboro, General Obligation (SPA-Wachovia Bank of NC), 2.95%,
               4/1/07^                                                          300,000     300,000
VMIG1   A1+    North Carolina Medical Care Commission, Hospital Revenue (Pooled
               Equipment Project) (MBIA Insured) (SPA- KBC Bank NV), 2.95%,
               12/1/25^                                                         300,000     300,000

               OREGON: 4.8%
Aa3     AA-    Multnomah County School District No 1J (Portland), 4.35%, 6/1/99 300,000     300,573

               TENNESSEE: 4.4%
VMIG1   A1+    Metropolitan Nashville Airport Authority Revenue (FGIC Insured)
               (LOC-Societe Generale), 3.05%, 7/1/19^                           275,000     275,000

               TEXAS: 6.4%
Aaa     AAA    Copperas Cove Independent School District (PSF-Guaranteed), 7%,
               8/15/99                                                          180,000     182,500
VMIG1   A1+    Port Development Corporation, Marine Terminal Revenue (Stolt
               Terminal) (LOC-Canadian Imperial Bank), 2.95%, 1/15/14^          400,000     400,000

               WASHINGTON: 6.4%
nr     A1+     Washington State Housing Finance Commission, Multi-Family
               Mortgage Revenue (LOC-Pacific First Federal Savings), 3.1%,
               7/1/20^                                                       $  300,000  $  300,000
VMIG1   nr     Washington State Housing Finance Commission, Housing Revenue
               (Panorama City Project) (LOC-Key Bank Of Washington), 3.15%,
               1/1/27^                                                          100,000     100,000

               WISCONSIN: 2.8%
Aa2     AA+    Wisconsin State Clean Water Revenue, 6.2%, 6/1/99                175,000     175,821


                    TOTAL INVESTMENTS (Cost $6,100,051)                                  $6,101,052


               CASH AND RECEIVABLES LESS LIABILITIES: 2.2% of Net Assets                    136,749


               NET ASSETS: 100%                                                          $6,237,801

Notes to Portfolio of Investments:

     ^     Security has a variable coupon rate and is subject to a demand feature before final maturity.
          Coupon rate as of March 31, 1999.

     #     Refunded or escrowed to maturity

     AMBAC     American Municipal Bond Assurance Corporation

     AMT     Subject to Alternative Minimum Tax

     FGIC     Financial Guaranty Insurance Company

     FHA     Federal Housing Administration

     FSA     Federal Security Assistance

     GNMA     Government National Mortgage Association

     LOC     Letter of Credit

     MBIA     Municipal Bond Investors Assurance Corporation

     Moody's     Moody's Investors Service, Inc.

     nr     Not rated

     PSF     Permanent School Fund

     S&P     Standard & Poor's Corporation

     *     Credit Ratings are unaudited


Statements of Assets and Liabilities
March 31, 1999 (unaudited)

                               Arizona     Maryland     Missouri     Virginia     National     Money
                                 Fund        Fund        Fund         Fund         Fund       Market

ASSETS
Investments at Value (Note 1)
     Investment Securites    $8,214,215  $2,167,989  $11,294,631  $31,210,381  $24,412,527  $     --
     Short Term Securities          --          --       400,000      881,479      300,000 6,101,052

     Total Investments        8,214,215   2,167,989   11,694,631   32,091,860   24,712,527 6,101,052
Cash                             26,880      22,171       58,117      285,234      130,391    80,945
Receivables
     Interest                   111,956      31,966      169,428      479,330      329,672    58,203
     Capital Shares Sold            --          --           --        14,000        9,337        47

     Total Assets             8,353,051   2,222,126   11,922,176   32,870,424   25,181,927 6,240,247

LIABILITIES
Payables
     Dividends                    6,883         838        5,674       18,653        9,245       446
     Capital Shares Redeemed        --          --         6,572        7,600       11,500     2,000

     Total Liabilities            6,883         838       12,246       26,253       20,745     2,446

NET ASSETS (Note 5)           8,346,168   2,221,288   11,909,930   32,844,171   25,161,182 6,237,801

CAPITAL SHARES OUTSTANDING      785,716     219,396    1,113,741    2,790,341    2,324,235 6,236,857

NET ASSET VALUE PER SHARE         10.62       10.12        10.69        11.77        10.83      1.00



Statements of Operations
For Six-Months Ended March 31, 1999 (unaudited)

                               Arizona     Maryland     Missouri     Virginia     National     Money
                                 Fund        Fund        Fund         Fund         Fund       Market

INVESTMENT INCOME (Note 1)
     Interest income          $220,488     $ 55,952     $307,355     $842,508     $623,586 $109,250

EXPENSES (Notes 2 and 3)
     Investment advisory fee    26,106        6,848       36,904      102,095       79,199   17,186
     Transfer agent,
     administrative,
     registration and
     professional fees          20,467        5,588       27,752       63,707       55,755   12,346
     Expenses waived               --           --          --            --           --    (2,762)

          Total expenses        46,573       12,436       64,656      165,802      134,954   26,770

NET INVESTMENT INCOME          173,915       43,516      242,699      676,706      488,632   82,480

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     Net realized gain on
     investments                26,852          --        35,281      212,096       24,276     --
     Change in net unrealized
       appreciation of
       investments            (118,561)    (24,393)     (224,234)    (645,395)    (435,932)  (2,366)


NET LOSS ON INVESTMENTS        (91,709)    (24,393)     (188,953)    (433,299)    (411,656)  (2,366)


TOTAL INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS    $ 82,206    $ 19,123      $ 53,746     $243,407     $ 76,976 $ 80,114

Statements of Changes in Net Assets
For the Period Indicated (unaudited)

                                Arizona Fund           Maryland Fund              Missouri Fund
                       6-Months Ended Year Ended 6-Months Ended Year Ended 6-Months Ended Year Ended
                       3 31, 1999 9 30, 1998     3 31, 1999     9 30, 1998 3 31, 1999     9 30, 1998


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
 Net investment income  $ 173,915  $ 359,140     $   43,516     $   86,710   $ 242,699   $  481,747
 Net realized gain on
    investments            26,852    144,610             --          9,822      35,281      128,887
 Net unrealized appreciation
  (depreciation) of
  investments           (118,561)     85,687        (24,393)        39,574    (224,234)     236,429

Total increase in net
  assets resulting from
  operations              82,206     589,437         19,123        136,106      53,746      847,063

DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income (173,915)   (359,140)       (43,516)       (86,710)   (242,699)    (481,747)

CAPITAL SHARE TRANSACTIONS
  (Note 7)               187,287    (350,924)       132,685        (34,483)     96,652       83,439

TOTAL INCREASE (DECREASE)
  IN NET ASSETS         (278,996)   (120,627)       108,292         14,913     (92,301)     448,755


NET ASSETS
     Beginning of
     period            8,625,164   8,745,791      2,112,996      2,098,083  12,002,231   11,553,476

     End of period    $8,346,168  $8,625,164     $2,221,288     $2,112,996 $11,909,930  $12,002,231



                             Virginia Fund                National Fund          Money Market
                       6-Months Ended Year Ended 6-Months Ended Year Ended 6-Months Ended Year Ended
                       3 31, 1999 9 30, 1998     3 31, 1999     9 30, 1998 3 31, 1999     9 30, 1998

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income $  676,706  $1,377,590     $  488,632    $ 1,024,415  $   82,480   $  183,967
Net realized gain on
  investments            212,096     536,649         24,276        224,781          --           --
Net unrealized
  appreciation
  (depreciation) of
  investments           (645,395)    469,046       (435,932)       679,410      (2,366)       3,388

Total increase in net
  assets resulting from
  operations             243,407   2,383,285         76,976      1,928,606      80,114      187,355

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income   (676,706) (1,377,590)      (488,632)    (1,024,415)    (82,480)    (184,342)

CAPITAL SHARE
 TRANSACTIONS (Note 7)   665,347  (1,007,248)       (33,910)    (1,995,805) (1,029,802)     414,867

TOTAL INCREASE (DECREASE)
  IN NET ASSETS          232,048      (1,553)      (445,566)    (1,091,614) (1,032,168)     417,880

NET ASSETS
     Beginning of
     period           32,612,123  32,613,676     25,606,748     26,698,362   7,269,969    6,852,089

     End of period   $32,844,171 $32,612,123    $25,161,182    $25,606,748  $6,237,801   $7,269,969


Financial Highlights (unaudited)
Selected data for a share outstanding throughout each period ending
September 30:

                                                                                                        Ratio
                                                                                                        of net
                                                                                                        invest-
                      Net           Total                                                  Ratio of     ment
     Net             realized &     from   Distri-   Distri          Net          Newt     expenses     income
     asset           unrealized     invest butions   butions         asset        assets     to         to
     value     Net       gain       ment   from net  from    Total   value        end of     average    averge
     beginning investment (loss) on oper   investmnt capital distri  end of Total period      net       net    Portflio
Year of period income   investments ations income    gains   butions period return (thousands) assets-1 assets turnover

Arizona Fund
1999-4 $10.74   $0.22     $(0.12)   $0.10  $(0.22)     --    $(0.22) $10.62  1.91%-5 $8,346    1.11%-5   4.16%-5     7%
1998    10.45    0.45       0.29     0.74   (0.45)     --     (0.45)  10.74  7.21     8,625    1.11      4.22       26
1997    10.15    0.47       0.30     0.77   (0.47)     --     (0.47)  10.45  7.67     8,746    1.11      4.54       32
1996    10.11    0.44       0.04     0.48   (0.44)     --     (0.44)  10.15  4.85     9,066    1.35      4.35        9
1995     9.71    0.44       0.40     0.84   (0.44)     --     (0.44)  10.11  8.95    10,009    1.31      4.48       24

Maryland Fund
1999-4 $10.24   $0.20     $(0.12)   $0.08  $(0.20)     --    $(0.20) $10.12  1.61%-5 $2,221    1.13%-5   3.96%-5    0%
1998    10.00    0.41       0.24     0.65   (0.41)     --     (0.41)  10.24  6.68     2,113    1.13      4.09      30
1997     9.71    0.42       0.29     0.71   (0.42)     --     (0.42)  10.00  7.42     2,098    1.12      4.29      15
1996     9.74    0.41      (0.03)    0.38   (0.41)     --     (0.41)   9.71  3.96     2,042    1.28      4.12      21
1995     9.32    0.42       0.42     0.84   (0.42)     --     (0.42)   9.74  9.17     2,880    0.87      4.42       9

Missouri Fund
1999-4 $10.87   $0.22     $(0.18)   $0.04  $(0.22)     --    $(0.22) $10.69  0.76%-5 $11,910   1.09%-5   4.10%-5    3%
1998    10.53    0.44       0.34     0.78   (0.44)     --     (0.44)  10.87  7.61     12,002   1.09      4.18      24
1997    10.22    0.46       0.31     0.77   (0.46)     --     (0.46)  10.53  7.72     11,553   1.02      4.45      41
1996    10.13    0.44       0.09     0.53   (0.44)     --     (0.44)  10.22  5.24     11,381   1.34      4.27      21
1995     9.73    0.44       0.40     0.84   (0.44)     --     (0.44)  10.13  8.87     11,394   1.31      4.43      16

Virginia Fund
1999-4 $11.93   $0.24     $(0.16)   $0.08  $(0.24)     --    $(0.24) $11.77  1.43%-5 $32,844   1.01%-5   4.13%-5   11%
1998    11.56    0.50       0.37     0.87   (0.50)     --     (0.50)  11.93  7.66     32,612   1.02      4.28      32
1997    11.21    0.52       0.35     0.87   (0.52)     --     (0.52)  11.56  7.95     32,614   1.05      4.55      28
1996    11.12    0.51       0.09     0.60   (0.51)     --     (0.51)  11.21  5.50     33,340   1.20      4.53      28
1995    10.63    0.50       0.49     0.99   (0.50)     --     (0.50)  11.12  9.54     33,822   1.14      4.68      55

National Fund
1999-4 $11.00   $0.21     $(0.17)   $0.04  $(0.21)     --    ($0.21) $10.83  0.73%-5 $25,161   1.06%-5   3.85%-5   4%
1998    10.62    0.42       0.38     0.80   (0.42)     --     (0.42)  11.00  7.66     25,607   1.07      3.91     20
1997    10.29    0.44       0.33     0.77   (0.44)     --     (0.44)  10.62  7.70     26,698   1.05      4.20     44
1996    10.21    0.45       0.08     0.53   (0.45)     --     (0.45)  10.29  5.17     29,286   1.20      4.32     39
1995     9.85    0.45       0.36     0.81   (0.45)     --     (0.45)  10.21  8.40     32,734   1.18      4.49     56

Money Market
1999-4  $1.00   $0.01     $(0.00)   $0.01  $(0.01)     --    $(0.01)  $1.00  2.40%-5 $6,238   0.78%-5,6 2.39%-5,6 --
1998     1.00    0.03         --     0.03   (0.03)     --     (0.03)   1.00  2.75     7,270    0.85      2.70     --
1997     1.00    0.03         --     0.03   (0.03)     --     (0.03)   1.00  2.71     6,852    0.832     2.683    --
1996     1.00    0.03         --     0.03   (0.03)     --     (0.03)   1.00  2.63     7,499    0.882     2.593    --
1995     1.00    0.03         --     0.03   (0.03)     --     (0.03)   1.00  2.87     8,454    0.81      2.83     --

1     For the years ended September 30, 1997 and 1996, the ratio reflects fee paid indirectly.
2     For the years ended September 30, 1997 and 1996, the ratio of expenses before expenses incurred and paid by the investment advisor to average net assets would have been 0.95% and 1.15%, respectively, for such years.
3     For the years ended September 30, 1997 and 1996, the ratio of net investment income before expenses incurred and paid by the investment advisor to average net assets would have been 2.56% and 2.32%, respectively, for such years.
4     For the six-months ended March 31, 1999.
5     Annualized.
6     See Note 3.

Mosaic Tax-Free Trust
Notes to Financial Statements (unaudited)
March 31, 1999


1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the "Trust"), known as GIT Tax-Free Trust before May 12, 1997, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains six separate funds (described in the following sentences and defined as the "Funds") which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Maryland, Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund invests in securities exempt from federal taxes. The National Fund and the State Funds invest in long-term securities. The Money Market invests in short-term securities and is priced according to the "penny rounding" method whereby the share price is rounded to the nearest cent to maintain a stable share price of $1.00. The State and National Funds' price per share fluctuates with the market value of the respective underlying portfolio of securities. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share.

Securities Valuation: Securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the trustees. Investment transactions are recorded on the trade date. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income: Interest income, net of amortization of premium and original issue discount, and other income (if any) is recorded as earned.

Dividends: Net investment income, determined as gross investment income less expenses, is declared as a regular dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain dividends, if any, are declared and paid annually. Additional distributions may be made if necessary.

Income Tax: In accordance with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, substantially all taxable income, if any, of each fund is distributed to its shareholders. Therefore, no federal income tax provision is required. As of September 30, 1998, capital loss carryovers available to offset future capital gains for federal income tax purposes were $251,700 for the Arizona Fund; $176,651 for the Maryland Fund; $29,189 for the Missouri Fund; $267,977 for the Virginia Fund; and $1,502,429 for the National Fund. The preceding carryovers expire from September 30, 2003 through September 30, 2004.

Use of Estimates: The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Change of Independent Auditor: Effective for fiscal years beginning on and after October 1, 1996, the Trust's Independent Auditor is Deloitte & Touche LLP. Financial information appearing in this Annual Report for fiscal years beginning prior to October 1, 1996 was audited by another independent auditor.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc., ("the Advisor"), earns an advisory fee equal to 0.63% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market. The fees are accrued daily and are paid monthly.

3. Other Expenses. Effective October 1, 1997, all expenses and support services are provided by the Advisor under a Services Agreement for fees based on a percentage of average net assets that is accrued daily and paid monthly. This percentage is 0.49% for the Arizona Fund, 0.51% for the Maryland Fund, 0.47% for the Missouri Fund, 0.39% for the Virginia Fund, 0.44% for the National Fund and 0.36% for the Money Market. During the six-months ended March 31, 1999, $2,762 of this fee was irrevocably waived for the Money Market. Had this portion of the fee not been waived, the ratio of expenses and net investment income to average net assets would have been 0.86% and 2.31%, respectively.

The Advisor is responsible for the fees and expenses of trustees who are affiliated with the Advisor and certain promotional expenses.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation are stated as follows as of March 31, 1999:

                          Arizona     Maryland     Missouri     Virginia     National     Money
                           Fund       Fund         Fund         Fund         Fund         Market

Aggregate cost          $7,787,112   $2,067,995    $11,167,789  $30,507,874  $23,160,804  $6,100,051

Gross unrealized
   appreciation            429,425      101,225        543,180    1,616,599    1,581,402       1,001
Gross unrealized
   depreciation             (2,322)      (1,231)       (16,338)     (32,613)     (29,679)        --

Net unrealized
   appreciation            427,103       99,994        526,842    1,583,986    1,551,723       1,001
</pre>
5. Net Assets. At March 31, 1999, net assets included the following:
<pre>
                             Arizona     Maryland     Missouri     Virginia     National     Money
                             Fund        Fund         Fund         Fund         Fund        Market

Paid in capital          $8,143,913   $2,297,945   $11,376,996  $31,316,066  $25,087,612 $6,236,800
Accumulated net realized
   gains (losses)          (224,848)    (176,651)        6,092      (55,881)  (1,478,153)     --
Net unrealized appreciation
   on investments           427,103       99,994       526,842    1,583,986    1,551,723      1,001

     Total net assets    $8,346,168   $2,221,288   $11,909,930  $32,844,171  $25,161,182 $6,237,801

6. Investment Transactions. Purchases and sales of securities other than short-term securities, for the year ended March 31, 1999, were as follows:

                             Arizona     Maryland     Missouri     Virginia     National
                             Fund        Fund         Fund         Fund           Fund

Purchases                $  610,363     $  173,725     $  300,658  $3,547,150     $1,103,550
Sales                       650,451            --         898,233   3,628,290     1,471,327

7. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

                               Arizona Fund            Maryland Fund          Missouri Fund
                       6-Months Ended Year Ended 6-Months Ended Year Ended 6-Months Ended Year Ended
                       3 31, 1999     9 30, 1998 3 31, 1999     9 30, 1998 3 31, 1999     9 30, 1998

In Dollars
Shares sold            $  194,038    $ 1,005,335  $ 420,147     $  487,888 $  285,781    $  628,962
  Shares issued in
   reinvestment of
   dividends              130,761        257,733     38,251         76,992    209,619       415,551

Total shares issued       324,799      1,263,068    458,398        564,880    495,400     1,044,513
  Shares redeemed        (512,086)    (1,613,992)  (325,713)      (599,363)  (398,748)     (961,074)

Net increase (decrease) $ 187,287    $   350,924  $ 132,685     $   34,483  $  96,652     $  83,439

In Shares
     Shares sold           18,219         95,174     41,255         48,324     26,653        59,077
     Shares issued in
      reinvestment of
      dividends            12,276         24,415      3,758          7,620     19,480        39,010

Total shares issued        30,495        119,589     45,013         55,944     46,133        98,087
  Shares redeemed         (47,960)      (153,470)   (32,001)       (59,419)   (36,899)      (90,706)

Net increase (decrease)   (17,465)       (33,881)    13,012         (3,475)     9,234         7,381

                             Virginia Fund             National Fund            Money Market
                       6-Months Ended Year Ended 6-Months Ended Year Ended 6-Months Ended Year Ended
                       3 31, 1999     9 30, 1998 3 31, 1999     9 30, 1998 3 31, 1999     9 30, 1998

In Dollars
     Shares sold      $ 2,195,509     $3,593,165 $1,419,032    $ 2,654,150 $2,471,098   $ 5,471,204
     Shares issued in
      reinvestment of
      dividends           563,772      1,141,294    432,239        910,359     79,791       177,642

Total shares issued     2,759,281      4,734,459  1,851,271      3,564,509  2,550,889     5,648,846
   Shares redeemed     (2,093,934)    (5,741,707)(1,885,181)    (5,560,314)(3,580,691)   (5,233,979)

Net increase (decrease) $ 665,347    $(1,007,248) $ (33,910)   $(1,995,805)$(1,029,802)  $  414,867


In Shares
 Shares sold             185,534         306,607    130,028        247,074   2,471,098    5,471,204
 Shares issued in
  reinvestment of
  dividends               47,701          97,417     39,671         84,498      79,791      177,642

  Total shares issued    233,235         404,024    169,699        331,572   2,550,889    5,648,846
     Shares redeemed    (176,968)       (490,342)  (172,867)      (517,305) (3,580,691)  (5,233,979)

Net increase (decrease)   56,267         (86,318)    (3,168)      (185,733) (1,029,802)     414,867